JUNIOR SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2018
Junior Subordinated Notes [Abstract]
JUNIOR SUBORDINATED NOTES
JUNIOR SUBORDINATED NOTES

		2018		2017
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED[2]
US$1,000 notes issued 2007 at 6.35%[3]	2067	1,364	5.6%	1,252	5.0%
US$750 notes issued 2015 at 5.875%[4,5]	2075	1,024	6.5%	939	5.9%
US$1,200 notes issued 2016 at 6.125%[4,5]	2076	1,637	7.2%	1,502	6.6%
US$1,500 notes issued 2017 at 5.55%[4,5]	2077	2,047	6.2%	1,878	5.6%
$1,500 notes issued 2017 at 4.90%[4,5]	2077	1,500	5.5%	1,500	5.1%
		7,572		7,071
Unamortized debt discount and issue costs		(64)		(64)
		7,508		7,007

1	The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for loan fees and discounts.

2	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

3	In May 2017, Junior subordinated notes of US$1 billion converted from a fixed rate of 6.35 per cent to a floating rate that is reset quarterly to the three month LIBOR plus 2.21 per cent.

4
The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TransCanada's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.

5	The coupon rate is initially a fixed interest rate for the first ten years and converts to a floating rate thereafter.
In March 2017, TransCanada Trust (the Trust) issued US$1.5 billion of Trust Notes – Series 2017-A to third party investors with a fixed interest rate of 5.30 per cent for the first ten years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for US$1.5 billion of junior subordinated notes of TCPL at an initial fixed rate of 5.55 per cent, including a 0.25 per cent administration charge. The rate will reset commencing March 2027 until March 2047 to the then three month LIBOR plus 3.458 per cent per annum; from March 2047 until March 2077, the interest rate will reset to the then three month LIBOR plus 4.208 per cent per annum. The junior subordinated notes are redeemable at TCPL's option at any time on or after March 15, 2027 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In May 2017, the Trust issued $1.5 billion of Trust Notes – Series 2017-B to third party investors with a fixed interest rate of 4.65 per cent for the first ten years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for $1.5 billion of junior subordinated notes of TCPL at an initial fixed rate of 4.90 per cent, including a 0.25 per cent administration charge. The rate will reset commencing May 2027 until May 2047 to the then three month Bankers' Acceptance rate plus 3.33 per cent per annum; from May 2047 until May 2077, the interest rate will reset to the then three month Bankers' Acceptance rate plus 4.08 per cent per annum. The junior subordinated notes are redeemable at TCPL's option at any time on or after May 18, 2027 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In August 2016, the Trust issued US$1.2 billion of Trust Notes – Series 2016-A to third party investors at a fixed interest rate of 5.875 per cent for the first ten years, converting to a floating rate thereafter. All of the issuance proceeds of the Trust were loaned to TCPL for US$1.2 billion of junior subordinated notes of TCPL at an initial fixed rate of 6.125 per cent, including a 0.25 per cent administration charge. The rate will reset commencing August 2026 until August 2046 to the then three month LIBOR plus 4.89 per cent per annum; from August 2046 to August 2076 the interest rate will reset to the then three month LIBOR plus 5.64 per cent per annum. The junior subordinated notes are redeemable at TCPL's option at any time on or after August 15, 2026 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
Pursuant to the terms of the Trust Notes and related agreements, in certain circumstances (1) TCPL may issue deferral preferred shares to holders of the Trust Notes in lieu of interest; and (2) TransCanada and TCPL would be prohibited from declaring or paying dividends on or redeeming their outstanding preferred shares (or, if none are outstanding, their respective common shares) until all deferral preferred shares are redeemed by TCPL. The Trust Notes may also be automatically exchanged for preferred shares of TCPL upon certain kinds of bankruptcy and insolvency events. All of these preferred shares would rank equally with any other outstanding first preferred shares of TCPL.